Note 10 - Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the transactions between related parties [text block]
	December 31,	December 31,	December 31,
	2020	2019	2018

Professional fees	$65,000	$276,491	$246,488
Salaries and benefits (1)	101,200	404,800	705,591
Share-based payments	1,471,300	768,020	1,090,540
Directors' fees	70,000	70,000	70,000
	$1,707,500	$1,519,311	$2,112,619